Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SRQ-QTLY-0721
1.912886.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		2,959,000	2,862,833
3.375% 8/15/26		540,000	557,280
			3,420,113
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. 4.25% 3/15/45		2,000,000	1,661,774
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		568,336	1,795,942
15% 7/15/23 (b)(c)		329,117	921,528
			4,379,244

TOTAL CONVERTIBLE BONDS			7,799,357

Nonconvertible Bonds - 41.3%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.2%
Altice France SA:
5.125% 1/15/29 (d)		7,052,000	6,981,480
5.125% 7/15/29 (d)		8,975,000	8,898,354
5.5% 1/15/28 (d)		4,060,000	4,153,339
7.375% 5/1/26 (d)		5,076,000	5,278,634
8.125% 2/1/27 (d)		6,835,000	7,450,150
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		16,065,000	17,109,225
7.5% 10/15/26 (d)		5,160,000	5,418,000
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		2,627,000	2,555,689
5.625% 9/15/28 (d)		1,960,000	1,973,230
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,515,000	1,566,131
Consolidated Communications, Inc.:
5% 10/1/28 (d)		645,000	656,288
6.5% 10/1/28 (d)		995,000	1,075,844
Embarq Corp. 7.995% 6/1/36		825,000	932,250
Frontier Communications Corp.:
5% 5/1/28 (d)		5,405,000	5,540,125
5.875% 10/15/27 (d)		5,084,000	5,401,750
6.75% 5/1/29 (d)		2,590,000	2,708,052
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		2,870,000	2,758,788
3.75% 7/15/29 (d)		3,775,000	3,639,855
4.25% 7/1/28 (d)		1,915,000	1,919,117
4.625% 9/15/27 (d)		4,470,000	4,591,428
5.375% 5/1/25		495,000	505,944
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		8,040,000	7,778,700
5.125% 12/15/26 (d)		4,965,000	5,143,430
5.8% 3/15/22		1,643,000	1,694,245
6.75% 12/1/23		800,000	881,560
6.875% 1/15/28		613,000	681,963
7.6% 9/15/39		5,075,000	5,760,125
7.65% 3/15/42		1,587,000	1,773,473
Sable International Finance Ltd. 5.75% 9/7/27 (d)		3,255,000	3,429,794
Sprint Capital Corp.:
6.875% 11/15/28		11,102,000	13,889,268
8.75% 3/15/32		7,034,000	10,427,905
Telecom Italia Capital SA:
6% 9/30/34		1,817,000	2,007,785
7.2% 7/18/36		1,278,000	1,583,525
7.721% 6/4/38		275,000	360,030
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		2,600,000	2,737,800
Virgin Media Finance PLC 5% 7/15/30 (d)		335,000	333,590
Windstream Escrow LLC 7.75% 8/15/28 (d)		5,311,000	5,427,258
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,705,000	2,644,138
6.125% 3/1/28 (d)		6,328,000	6,441,777
			164,110,039
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. 12% 6/15/26 pay-in-kind (d)(e)		1,393,510	1,372,607
National CineMedia LLC:
5.75% 8/15/26		475,000	416,813
5.875% 4/15/28 (d)		400,000	381,500
Netflix, Inc.:
5.375% 11/15/29 (d)		1,360,000	1,608,146
5.875% 11/15/28		2,365,000	2,861,650
6.375% 5/15/29		6,490,000	8,104,388
			14,745,104
Interactive Media & Services - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		305,000	299,663
Media - 3.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		6,209,000	6,581,540
Altice Financing SA:
5% 1/15/28 (d)		9,135,000	9,065,300
7.5% 5/15/26 (d)		3,535,000	3,675,295
Altice France Holding SA:
6% 2/15/28 (d)		12,285,000	12,100,725
10.5% 5/15/27 (d)		2,750,000	3,074,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		10,825,000	10,803,350
4.5% 8/15/30 (d)		3,965,000	4,040,454
4.5% 5/1/32		15,279,000	15,414,219
4.5% 6/1/33 (d)(f)		6,065,000	6,051,596
4.75% 3/1/30 (d)		2,831,000	2,936,065
5% 2/1/28 (d)		11,253,000	11,773,451
5.125% 5/1/27 (d)		3,150,000	3,291,750
5.375% 6/1/29 (d)		6,625,000	7,196,406
5.5% 5/1/26 (d)		4,760,000	4,920,412
5.75% 2/15/26 (d)		2,095,000	2,166,230
5.875% 5/1/27 (d)		630,000	649,845
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)(f)		1,475,000	1,471,165
7.75% 4/15/28 (d)		2,650,000	2,714,793
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)		3,855,000	3,892,394
CSC Holdings LLC:
3.375% 2/15/31 (d)		1,020,000	951,150
4.125% 12/1/30 (d)		3,352,000	3,275,910
4.625% 12/1/30 (d)		15,117,000	14,646,861
5% 11/15/31 (d)		1,160,000	1,150,732
5.25% 6/1/24		976,000	1,057,740
5.5% 4/15/27 (d)		3,510,000	3,685,500
5.75% 1/15/30 (d)		3,390,000	3,538,482
6.5% 2/1/29 (d)		2,635,000	2,882,585
6.75% 11/15/21		2,000,000	2,047,000
7.5% 4/1/28 (d)		4,510,000	4,938,450
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (d)		7,155,000	5,294,628
6.625% 8/15/27 (d)		15,605,000	8,918,726
DISH DBS Corp.:
5% 3/15/23		926,000	961,883
5.125% 6/1/29 (d)		3,160,000	3,135,036
5.875% 7/15/22		2,310,000	2,402,400
5.875% 11/15/24		1,514,000	1,612,410
7.375% 7/1/28		3,475,000	3,722,594
7.75% 7/1/26		5,629,000	6,394,263
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,662,000	2,691,948
Gray Television, Inc.:
4.75% 10/15/30 (d)		2,875,000	2,824,170
5.875% 7/15/26 (d)		1,855,000	1,915,937
7% 5/15/27 (d)		2,175,000	2,351,719
iHeartCommunications, Inc.:
5.25% 8/15/27 (d)		1,490,000	1,542,150
6.375% 5/1/26		335,000	357,847
8.375% 5/1/27		10,895,000	11,650,024
Lamar Media Corp. 3.625% 1/15/31 (d)		625,000	601,513
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		345,000	370,496
MDC Partners, Inc. 7.5% 5/1/24 (d)(g)		4,615,000	4,695,763
News Corp. 3.875% 5/15/29 (d)		1,150,000	1,160,063
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		3,100,000	3,158,125
5.625% 7/15/27 (d)		2,118,000	2,239,785
Outfront Media Capital LLC / Corp.:
4.25% 1/15/29 (d)		350,000	346,417
5% 8/15/27 (d)		100,000	103,674
6.25% 6/15/25 (d)		355,000	376,300
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		5,922,000	5,981,220
6.5% 9/15/28 (d)		8,610,000	8,846,775
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		600,000	583,500
5.375% 1/15/31 (d)		1,160,000	1,161,450
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		200,000	206,500
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		2,565,000	2,568,040
5.5% 3/1/30 (d)		1,130,000	1,130,260
5.875% 3/15/26 (d)		925,000	947,089
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		2,200,000	2,205,500
4.625% 7/15/24 (d)		1,010,000	1,035,250
5% 8/1/27 (d)		800,000	836,000
5.375% 7/15/26 (d)		2,125,000	2,191,683
5.5% 7/1/29 (d)		1,895,000	2,051,338
Tegna, Inc.:
4.625% 3/15/28		1,320,000	1,348,050
5% 9/15/29		480,000	491,400
Townsquare Media, Inc. 6.875% 2/1/26 (d)		1,450,000	1,531,563
Univision Communications, Inc.:
4.5% 5/1/29 (d)		4,445,000	4,498,429
5.125% 2/15/25 (d)		4,420,000	4,486,963
6.625% 6/1/27 (d)		5,615,000	6,071,219
9.5% 5/1/25 (d)		1,222,000	1,344,579
Urban One, Inc. 7.375% 2/1/28 (d)		895,000	947,841
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)		2,450,000	2,443,875
5.5% 8/15/26 (d)		840,000	871,080
5.5% 5/15/29 (d)		1,110,000	1,187,700
VTR Finance BV 6.375% 7/15/28 (d)		660,000	695,640
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		1,485,000	1,507,275
6% 1/15/27 (d)		2,145,000	2,245,021
Ziggo BV:
4.875% 1/15/30 (d)		2,020,000	2,069,995
5.5% 1/15/27 (d)		2,978,000	3,085,953
			283,392,959
Wireless Telecommunication Services - 0.9%
Digicel Group Holdings Ltd. 10% 4/1/24 pay-in-kind (g)		2,155,957	2,107,448
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	7,526,273
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (d)		1,250,000	1,227,734
8.75% 5/25/24(d)		5,370,000	5,562,313
8.75% 5/25/24 (d)		5,075,000	5,257,383
13% 12/31/25 pay-in-kind (d)(g)		3,551,600	3,594,441
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)		3,685,000	2,146,513
8% 2/15/24 (d)		200,000	206,836
8.5% 10/15/24 (d)(h)		7,200,000	4,267,440
9.5% 9/30/22 (d)		3,605,000	4,217,850
Millicom International Cellular SA 4.5% 4/27/31 (d)		200,000	208,610
Sprint Communications, Inc. 11.5% 11/15/21		195,000	204,165
Sprint Corp.:
7.125% 6/15/24		14,305,000	16,486,513
7.625% 2/15/25		2,235,000	2,642,597
7.625% 3/1/26		1,000,000	1,215,000
7.875% 9/15/23		5,150,000	5,835,517
T-Mobile U.S.A., Inc.:
2.625% 2/15/29		1,175,000	1,133,875
2.875% 2/15/31		1,100,000	1,060,774
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		1,165,000	1,108,206
			66,009,488
TOTAL COMMUNICATION SERVICES			528,557,253
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		5,415,000	5,550,375
Allison Transmission, Inc. 5.875% 6/1/29 (d)		2,466,000	2,675,610
American Axle & Manufacturing, Inc.:
6.25% 4/1/25		850,000	879,674
6.25% 3/15/26		1,000,000	1,031,900
6.5% 4/1/27		3,630,000	3,849,279
6.875% 7/1/28		550,000	596,750
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		1,775,000	1,526,500
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)		1,615,000	1,661,431
Dana, Inc.:
4.25% 9/1/30		1,170,000	1,206,972
5.375% 11/15/27		2,570,000	2,730,586
5.625% 6/15/28		3,140,000	3,387,655
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		900,000	928,125
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
6.25% 5/15/26 (d)		125,000	133,463
8.5% 5/15/27 (d)		7,420,000	8,069,250
Patrick Industries, Inc.:
4.75% 5/1/29 (d)		875,000	872,900
7.5% 10/15/27 (d)		700,000	758,625
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		340,000	351,560
Tenneco, Inc.:
5% 7/15/26		2,300,000	2,285,625
5.125% 4/15/29 (d)		4,770,000	4,770,000
5.375% 12/15/24		1,710,000	1,720,038
7.875% 1/15/29 (d)		2,905,000	3,249,707
The Goodyear Tire & Rubber Co.:
5% 7/15/29 (d)		1,680,000	1,713,264
5.25% 4/30/31		1,620,000	1,652,319
5.25% 7/15/31 (d)		1,680,000	1,715,952
9.5% 5/31/25		490,000	549,422
TI Automotive Finance PLC 3.75% 4/15/29 (d)	EUR	400,000	491,259
			54,358,241
Automobiles - 0.5%
Ford Motor Co.:
4.75% 1/15/43		5,613,000	5,662,394
5.291% 12/8/46		6,800,000	7,222,280
8.5% 4/21/23		715,000	798,119
9% 4/22/25		9,520,000	11,631,250
9.625% 4/22/30		4,060,000	5,652,819
PM General Purchaser LLC 9.5% 10/1/28 (d)		2,755,000	3,009,838
Tesla, Inc. 5.3% 8/15/25 (d)		3,250,000	3,368,398
			37,345,098
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		8,100,000	8,091,414
Carriage Services, Inc. 4.25% 5/15/29 (d)		850,000	848,938
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		6,250,000	6,546,875
Laureate Education, Inc. 8.25% 5/1/25 (d)		2,814,000	2,929,937
Service Corp. International:
3.375% 8/15/30		1,890,000	1,835,530
4% 5/15/31		3,255,000	3,317,171
5.125% 6/1/29		735,000	795,564
Sotheby's 7.375% 10/15/27 (d)		5,835,000	6,243,450
StoneMor, Inc. 8.5% 5/15/29 (d)		1,025,000	1,011,429
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		3,705,000	3,859,499
			35,479,807
Hotels, Restaurants & Leisure - 3.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (d)		825,000	807,469
4% 10/15/30 (d)		10,224,000	9,904,500
5.75% 4/15/25 (d)		255,000	269,344
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,405,000	3,616,757
Aramark Services, Inc.:
5% 2/1/28 (d)		5,520,000	5,697,675
6.375% 5/1/25 (d)		2,760,000	2,932,500
Bally's Corp. 6.75% 6/1/27 (d)		5,750,000	6,114,723
Boyd Gaming Corp.:
4.75% 12/1/27		1,825,000	1,865,862
4.75% 6/15/31 (d)(f)		1,425,000	1,439,678
6% 8/15/26		675,000	701,595
6.375% 4/1/26		2,555,000	2,639,826
8.625% 6/1/25 (d)		1,534,000	1,687,400
Brinker International, Inc.:
3.875% 5/15/23		1,750,000	1,795,938
5% 10/1/24 (d)		2,315,000	2,419,175
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		5,364,000	5,653,227
8.125% 7/1/27 (d)		12,014,000	13,334,699
Caesars Resort Collection LLC:
5.25% 10/15/25 (d)		8,500,000	8,570,635
5.75% 7/1/25 (d)		770,000	807,553
Carnival Corp.:
5.75% 3/1/27 (d)		4,825,000	5,126,563
6.65% 1/15/28		210,000	227,850
7.625% 3/1/26 (d)		8,190,000	8,968,050
9.875% 8/1/27 (d)		1,340,000	1,571,431
11.5% 4/1/23 (d)		1,065,000	1,218,094
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,526,850
Cedar Fair LP 5.25% 7/15/29		1,645,000	1,674,092
Cedar Fair LP/Canada's Wonderland Co.:
5.375% 4/15/27		1,130,000	1,159,380
5.5% 5/1/25 (d)		2,070,000	2,163,150
6.5% 10/1/28 (d)		75,000	79,688
Churchill Downs, Inc. 4.75% 1/15/28 (d)		875,000	900,174
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		2,365,000	2,518,725
Expedia, Inc.:
4.625% 8/1/27 (d)		240,000	271,684
6.25% 5/1/25 (d)		925,000	1,078,333
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,246,000	5,593,548
Golden Nugget, Inc. 6.75% 10/15/24 (d)		5,610,000	5,662,061
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		4,975,000	4,868,411
3.75% 5/1/29 (d)		325,000	325,813
4% 5/1/31 (d)		2,955,000	2,980,088
4.875% 1/15/30		1,732,000	1,843,021
5.375% 5/1/25 (d)		380,000	400,049
5.75% 5/1/28 (d)		1,520,000	1,635,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		2,425,000	2,526,074
International Game Technology PLC:
4.125% 4/15/26 (d)		945,000	975,713
5.25% 1/15/29 (d)		3,550,000	3,776,313
6.25% 1/15/27 (d)		6,981,000	7,910,660
6.5% 2/15/25 (d)		500,000	553,935
Jacobs Entertainment, Inc. 7.875% 2/1/24 (d)		2,745,000	2,865,094
LHMC Finco SARL 7.875% 12/20/23 (d)		1,565,000	1,592,544
Life Time, Inc.:
5.75% 1/15/26 (d)		2,020,000	2,082,494
8% 4/15/26 (d)		770,000	812,350
Marriott International, Inc. 5.75% 5/1/25		645,000	748,239
Marriott Ownership Resorts, Inc.:
6.125% 9/15/25 (d)		820,000	872,587
6.5% 9/15/26		1,985,000	2,068,390
MCE Finance Ltd.:
5.375% 12/4/29 (d)		1,455,000	1,552,485
5.75% 7/21/28 (d)		1,575,000	1,678,163
Merlin Entertainments PLC 5.75% 6/15/26 (d)		200,000	210,340
MGM China Holdings Ltd.:
4.75% 2/1/27 (d)		1,015,000	1,044,498
5.25% 6/18/25 (d)		715,000	744,494
5.375% 5/15/24 (d)		670,000	687,504
5.875% 5/15/26 (d)		1,965,000	2,064,847
MGM Resorts International:
4.75% 10/15/28		4,798,000	5,061,890
5.5% 4/15/27		2,259,000	2,450,744
6% 3/15/23		905,000	965,658
6.75% 5/1/25		6,325,000	6,780,653
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		2,715,000	2,719,480
Motion Bondco DAC 6.625% 11/15/27 (d)		3,400,000	3,442,500
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		1,025,000	979,593
5.875% 3/15/26 (d)		2,830,000	2,950,275
10.25% 2/1/26 (d)		1,970,000	2,299,975
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,285,000	1,339,613
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		5,250,000	5,614,875
Penn National Gaming, Inc. 5.625% 1/15/27 (d)		3,150,000	3,269,291
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (d)		5,980,000	6,293,950
9.125% 6/15/23 (d)		710,000	785,402
10.875% 6/1/23 (d)		1,065,000	1,222,088
11.5% 6/1/25 (d)		4,270,000	4,942,525
Scientific Games Corp.:
5% 10/15/25 (d)		2,200,000	2,266,000
7% 5/15/28 (d)		345,000	373,031
7.25% 11/15/29 (d)		1,995,000	2,209,463
8.25% 3/15/26 (d)		7,695,000	8,271,048
8.625% 7/1/25 (d)		4,515,000	4,923,156
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		2,685,000	2,898,645
Six Flags Entertainment Corp. 4.875% 7/31/24 (d)		630,000	634,725
Six Flags Theme Park, Inc. 7% 7/1/25 (d)		270,000	290,323
Stars Group Holdings BV 7% 7/15/26 (d)		2,040,000	2,122,130
Station Casinos LLC:
4.5% 2/15/28 (d)		2,219,000	2,243,387
5% 10/1/25 (d)		1,715,000	1,749,300
Studio City Finance Ltd. 5% 1/15/29 (d)		2,135,000	2,167,559
Travel+Leisure Co. 4.625% 3/1/30 (d)		75,000	77,250
Vail Resorts, Inc. 6.25% 5/15/25 (d)		605,000	642,813
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		100,000	96,500
7% 2/15/29 (d)		1,355,000	1,386,409
13% 5/15/25 (d)		1,175,000	1,371,813
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	853,450
Voc Escrow Ltd. 5% 2/15/28 (d)		1,325,000	1,331,625
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,190,000	1,216,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		3,810,000	4,029,075
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		350,000	355,972
5.125% 12/15/29 (d)		1,275,000	1,315,242
5.5% 1/15/26 (d)		945,000	989,769
5.5% 10/1/27 (d)		2,495,000	2,607,275
5.625% 8/26/28 (d)		3,050,000	3,193,350
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (d)		2,130,000	2,206,403
7.75% 4/15/25 (d)		1,229,000	1,321,224
Yum! Brands, Inc.:
4.625% 1/31/32		2,405,000	2,513,297
5.35% 11/1/43		1,755,000	1,812,038
6.875% 11/15/37		2,560,000	3,142,400
7.75% 4/1/25 (d)		770,000	837,375
			269,385,569
Household Durables - 0.6%
Apex Tool Group LLC / BC Mountain Finance, Inc. 9% 2/15/23 (d)		810,000	808,988
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)		2,000,000	2,140,000
6.75% 8/1/25 (d)		3,525,000	3,644,603
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		2,675,000	2,826,432
7.25% 10/15/29		7,175,000	8,036,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)		2,379,000	2,337,368
5% 6/15/29 (d)		2,080,000	2,085,200
6.25% 9/15/27 (d)		4,813,000	5,061,110
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (d)		170,000	181,050
Century Communities, Inc.:
5.875% 7/15/25		500,000	516,250
6.75% 6/1/27		1,450,000	1,560,200
KB Home:
4% 6/15/31 (f)		1,025,000	1,025,000
4.8% 11/15/29		1,575,000	1,688,290
6.875% 6/15/27		1,550,000	1,832,875
M/I Homes, Inc.:
4.95% 2/1/28		2,110,000	2,215,500
5.625% 8/1/25		680,000	702,100
Meritage Homes Corp.:
5.125% 6/6/27		1,686,000	1,899,279
6% 6/1/25		1,000,000	1,137,500
New Home Co., Inc. 7.25% 10/15/25 (d)		200,000	213,000
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)		468,000	493,740
STL Holding Co. LLC 7.5% 2/15/26 (d)		950,000	990,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)		250,000	271,753
5.875% 4/15/23 (d)		910,000	971,425
Tempur Sealy International, Inc. 4% 4/15/29 (d)		850,000	851,709
TopBuild Corp. 3.625% 3/15/29 (d)		1,410,000	1,388,850
TRI Pointe Homes, Inc.:
5.25% 6/1/27		975,000	1,040,813
5.7% 6/15/28		480,000	525,600
			46,445,010
Internet & Direct Marketing Retail - 0.2%
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		2,960,000	3,235,043
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		10,899,000	11,661,930
			14,896,973
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26 (d)		325,000	336,863
3.75% 4/1/29 (d)		2,585,000	2,646,316
5.45% 11/1/41		1,124,000	1,271,525
5.875% 12/15/27 (d)		600,000	658,500
6.2% 10/1/40		2,810,000	3,421,175
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		1,425,000	1,417,875
			9,752,254
Multiline Retail - 0.0%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		995,000	1,012,950
Specialty Retail - 0.6%
Academy Ltd. 6% 11/15/27 (d)		469,000	498,313
Adient U.S. LLC 9% 4/15/25 (d)		4,605,000	5,090,413
Caleres, Inc. 6.25% 8/15/23		1,500,000	1,503,750
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (d)		2,485,000	2,692,348
L Brands, Inc.:
5.25% 2/1/28		265,000	287,525
6.625% 10/1/30 (d)		2,185,000	2,497,455
6.694% 1/15/27		1,030,000	1,184,500
6.75% 7/1/36		1,340,000	1,592,751
7.5% 6/15/29		745,000	856,750
9.375% 7/1/25 (d)		960,000	1,223,184
LBM Acquisition LLC 6.25% 1/15/29 (d)		405,000	414,113
LCM Investments Holdings 4.875% 5/1/29 (d)		2,355,000	2,418,491
Lithia Motors, Inc. 3.875% 6/1/29 (d)		1,345,000	1,381,799
Metis Merger Sub LLC 6.5% 5/15/29 (d)		4,460,000	4,392,342
Park River Holdings, Inc. 5.625% 2/1/29 (d)		3,800,000	3,638,500
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)		250,000	258,900
7.75% 2/15/29 (d)		3,500,000	3,853,264
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		345,000	369,150
Sally Holdings LLC:
5.625% 12/1/25		4,123,000	4,251,019
8.75% 4/30/25 (d)		800,000	883,000
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		1,140,000	1,185,600
Staples, Inc.:
7.5% 4/15/26 (d)		3,015,000	3,127,158
10.75% 4/15/27 (d)		2,495,000	2,554,256
			46,154,581
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,565,000	1,541,118
The William Carter Co.:
5.5% 5/15/25 (d)		1,975,000	2,081,156
5.625% 3/15/27 (d)		2,405,000	2,519,238
Wolverine World Wide, Inc.:
5% 9/1/26 (d)		2,275,000	2,326,188
6.375% 5/15/25 (d)		2,305,000	2,451,944
			10,919,644
TOTAL CONSUMER DISCRETIONARY			525,750,127
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,475,000	3,476,546
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		2,545,000	2,551,872
			6,028,418
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		11,990,000	11,498,410
4.875% 2/15/30 (d)		4,885,000	5,091,147
5.875% 2/15/28 (d)		3,210,000	3,410,625
7.5% 3/15/26 (d)		1,565,000	1,724,771
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,360,000	5,117,192
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	1,055,000	1,470,918
New Albertsons LP:
7.45% 8/1/29		615,000	714,938
8% 5/1/31		415,000	508,894
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		4,314,000	4,500,279
6.875% 5/1/25 (d)		1,399,000	1,491,684
Sigma Holdco BV 7.875% 5/15/26 (d)		905,000	916,313
U.S. Foods, Inc. 4.75% 2/15/29 (d)		2,585,000	2,578,538
United Natural Foods, Inc. 6.75% 10/15/28 (d)		890,000	953,350
			39,977,059
Food Products - 0.9%
B&G Foods, Inc.:
5.25% 4/1/25		620,000	637,050
5.25% 9/15/27		3,455,000	3,567,288
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		1,345,000	1,386,554
7.5% 4/15/25 (d)		5,580,000	5,806,102
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		3,050,000	3,335,938
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)		3,670,000	3,717,343
5.5% 1/15/30 (d)		2,775,000	3,052,528
6.5% 4/15/29 (d)		8,350,000	9,362,438
Kraft Heinz Foods Co.:
4.375% 6/1/46		2,875,000	3,083,000
4.875% 10/1/49		2,035,000	2,338,628
5% 7/15/35		625,000	737,909
5% 6/4/42		825,000	958,457
5.2% 7/15/45		650,000	767,549
5.5% 6/1/50		1,975,000	2,458,407
6.5% 2/9/40		400,000	533,004
6.875% 1/26/39		690,000	947,136
7.125% 8/1/39 (d)		525,000	741,857
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)		1,775,000	1,795,058
5.875% 9/30/27 (d)		5,915,000	6,292,081
Post Holdings, Inc.:
4.5% 9/15/31 (d)		5,250,000	5,190,938
4.625% 4/15/30 (d)		4,004,000	4,026,863
5.5% 12/15/29 (d)		3,389,000	3,619,706
5.625% 1/15/28 (d)		1,480,000	1,563,546
5.75% 3/1/27 (d)		1,070,000	1,118,311
TreeHouse Foods, Inc. 4% 9/1/28		1,325,000	1,317,593
			68,355,284
Household Products - 0.1%
Central Garden & Pet Co.:
4.125% 10/15/30		47,000	47,940
4.125% 4/30/31 (d)		750,000	752,835
Energizer Holdings, Inc. 4.375% 3/31/29 (d)		500,000	493,740
Spectrum Brands Holdings, Inc.:
3.875% 3/15/31 (d)		720,000	700,193
5% 10/1/29 (d)		1,055,000	1,113,025
5.5% 7/15/30 (d)		610,000	654,225
			3,761,958
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (d)		2,857,000	2,742,720
Tobacco - 0.1%
Vector Group Ltd.:
5.75% 2/1/29 (d)		3,700,000	3,737,000
10.5% 11/1/26 (d)		325,000	344,500
			4,081,500
TOTAL CONSUMER STAPLES			124,946,939
ENERGY - 6.1%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		865,000	916,900
Exterran Energy Solutions LP 8.125% 5/1/25		1,185,000	1,071,110
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		1,950,000	1,696,500
7.5% 1/15/28 (d)		3,400,000	2,890,000
Nabors Industries, Inc. 5.75% 2/1/25		3,500,000	2,905,000
NuStar Logistics LP 5.75% 10/1/25		4,205,000	4,475,697
Precision Drilling Corp.:
5.25% 11/15/24		500,000	488,120
7.125% 1/15/26 (d)		1,000,000	1,011,820
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		967,875	900,124
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		572,000	579,150
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,098,375	1,090,137
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		665,000	646,713
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		729,000	721,710
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		978,705	932,138
Transocean, Inc.:
7.5% 1/15/26 (d)		1,676,000	1,315,660
8% 2/1/27 (d)		675,000	511,360
11.5% 1/30/27 (d)		500,000	496,875
U.S.A. Compression Partners LP:
6.875% 4/1/26		780,000	818,961
6.875% 9/1/27		580,000	608,826
			24,076,801
Oil, Gas & Consumable Fuels - 5.8%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		2,640,000	2,828,100
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		986,000	1,012,425
5.375% 6/15/29 (d)(f)		2,050,000	2,075,533
5.75% 3/1/27 (d)		3,300,000	3,399,726
5.75% 1/15/28 (d)		1,710,000	1,758,632
7.875% 5/15/26 (d)		125,000	138,576
Antero Resources Corp.:
5% 3/1/25		4,090,000	4,188,569
5.375% 3/1/30 (d)(f)		1,750,000	1,756,676
5.625% 6/1/23 (Reg. S)		808,000	808,000
7.625% 2/1/29 (d)		2,275,000	2,502,500
8.375% 7/15/26 (d)		1,775,000	2,000,239
Apache Corp.:
4.25% 1/15/30		890,000	896,675
4.375% 10/15/28		600,000	615,498
4.625% 11/15/25		770,000	817,147
4.75% 4/15/43		725,000	716,989
4.875% 11/15/27		885,000	929,250
5.1% 9/1/40		3,770,000	3,890,527
5.25% 2/1/42		125,000	129,738
5.35% 7/1/49		200,000	205,058
6% 1/15/37		55,000	61,779
7.75% 12/15/29		625,000	731,250
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (d)		2,955,000	3,036,263
8.25% 12/31/28 (d)		1,400,000	1,522,500
9% 11/1/27 (d)		1,836,000	2,519,910
California Resources Corp. 7.125% 2/1/26 (d)		1,755,000	1,816,425
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25		300,000	344,674
7% 6/30/24		295,000	339,000
Cheniere Energy Partners LP:
4% 3/1/31 (d)		2,375,000	2,451,475
4.5% 10/1/29		1,440,000	1,522,800
5.625% 10/1/26		3,675,000	3,826,594
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		9,401,000	9,871,050
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)		1,415,000	1,492,825
5.875% 2/1/29 (d)		1,515,000	1,633,488
Citgo Holding, Inc. 9.25% 8/1/24 (d)		7,335,000	7,518,375
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		7,986,000	8,185,650
7% 6/15/25 (d)		11,298,000	11,749,920
CNX Resources Corp.:
6% 1/15/29 (d)		480,000	512,400
7.25% 3/14/27 (d)		4,821,000	5,184,503
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		6,395,000	6,684,054
7.5% 5/15/25 (d)		518,000	536,130
9.75% 8/15/26		2,160,000	2,345,112
9.75% 8/15/26		1,220,000	1,327,238
Continental Resources, Inc.:
4.375% 1/15/28		1,240,000	1,345,400
4.9% 6/1/44		1,895,000	2,055,525
5.75% 1/15/31 (d)		2,720,000	3,192,002
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		1,025,000	1,041,656
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		8,449,000	8,702,470
5.75% 4/1/25		6,823,000	6,991,528
6% 2/1/29 (d)		6,205,000	6,422,175
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)		1,000,000	1,028,570
5.625% 10/15/25 (d)		350,000	361,424
CVR Energy, Inc.:
5.25% 2/15/25 (d)		2,694,000	2,694,000
5.75% 2/15/28 (d)		4,972,000	4,984,430
DCP Midstream Operating LP:
4.75% 9/30/21 (d)		300,000	300,750
5.125% 5/15/29		2,840,000	3,061,236
5.625% 7/15/27		3,375,000	3,712,500
6.75% 9/15/37 (d)		1,350,000	1,582,875
8.125% 8/16/30		1,664,000	2,166,894
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,190,000	3,293,675
EG Global Finance PLC:
6.75% 2/7/25 (d)		6,010,000	6,140,417
8.5% 10/30/25 (d)		5,464,000	5,764,520
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		4,685,000	4,837,263
5.75% 1/30/28 (d)		5,865,000	6,202,707
6.625% 7/15/25 (d)		828,000	877,804
EnLink Midstream LLC 5.625% 1/15/28 (d)		440,000	458,018
EnLink Midstream Partners LP:
4.4% 4/1/24		380,000	394,470
5.05% 4/1/45		580,000	490,100
5.45% 6/1/47		1,210,000	1,061,291
5.6% 4/1/44		205,000	183,327
EQM Midstream Partners LP:
4.125% 12/1/26		475,000	478,563
4.75% 1/15/31 (d)		1,375,000	1,383,594
5.5% 7/15/28		50,000	53,382
6% 7/1/25 (d)		1,590,000	1,721,175
6.5% 7/1/27 (d)		3,312,000	3,640,385
EQT Corp.:
3.9% 10/1/27		3,483,000	3,719,496
5% 1/15/29		760,000	843,592
7.625% 2/1/25 (g)		1,300,000	1,518,270
8.5% 2/1/30		1,597,000	2,076,100
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		3,095,000	3,342,600
7% 8/1/27		5,812,000	6,146,190
Hess Corp.:
7.3% 8/15/31		165,000	219,459
7.875% 10/1/29		80,000	107,786
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		3,345,000	3,509,574
5.625% 2/15/26 (d)		2,920,000	3,027,047
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 10/1/25 (d)		2,605,000	2,637,563
5.75% 2/1/29 (d)		1,120,000	1,149,848
6% 2/1/31 (d)		1,190,000	1,231,364
6.25% 11/1/28 (d)		3,738,000	3,924,900
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,875,000	2,946,875
Independence Energy Finance LLC 7.25% 5/1/26 (d)		1,630,000	1,651,353
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		3,445,000	3,548,350
MEG Energy Corp.:
5.875% 2/1/29 (d)		2,655,000	2,761,200
6.5% 1/15/25 (d)		1,750,000	1,809,063
7.125% 2/1/27 (d)		3,382,000	3,627,195
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(h)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,100,000	1,069,288
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		8,430,000	8,482,688
6.75% 9/15/25 (d)		8,649,000	8,777,870
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		13,145,000	13,678,621
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		2,985,000	2,906,644
Occidental Petroleum Corp.:
2.7% 2/15/23		690,000	693,450
2.9% 8/15/24		4,745,000	4,733,138
3% 2/15/27		1,315,000	1,242,675
3.4% 4/15/26		680,000	663,000
3.45% 7/15/24		525,000	526,313
3.5% 6/15/25		1,000,000	1,001,100
3.5% 8/15/29		2,760,000	2,587,500
4.1% 2/15/47		500,000	401,250
4.3% 8/15/39		330,000	282,150
4.4% 4/15/46		400,000	343,528
4.625% 6/15/45		225,000	198,209
5.5% 12/1/25		100,000	107,500
5.55% 3/15/26		1,755,000	1,873,463
5.875% 9/1/25		225,000	243,799
6.125% 1/1/31		2,285,000	2,534,408
6.2% 3/15/40		320,000	337,600
6.375% 9/1/28		680,000	756,214
6.45% 9/15/36		2,530,000	2,849,843
6.625% 9/1/30		3,240,000	3,712,781
6.95% 7/1/24		756,000	839,160
7.5% 5/1/31		3,850,000	4,579,229
7.875% 9/15/31		610,000	741,479
7.95% 6/15/39		1,225,000	1,476,125
8% 7/15/25		2,660,000	3,128,453
8.5% 7/15/27		1,640,000	1,991,436
8.875% 7/15/30		7,400,000	9,486,060
Ovintiv Exploration, Inc. 5.625% 7/1/24		930,000	1,034,575
Ovintiv, Inc.:
6.5% 8/15/34		1,160,000	1,533,741
6.5% 2/1/38		550,000	720,024
6.625% 8/15/37		250,000	328,000
Parkland Corp. 4.5% 10/1/29 (d)		1,075,000	1,091,125
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		6,575,000	6,739,375
Range Resources Corp.:
4.875% 5/15/25		2,400,000	2,442,000
5% 3/15/23		2,129,000	2,190,209
8.25% 1/15/29 (d)		520,000	579,800
9.25% 2/1/26		2,075,000	2,287,688
Rockies Express Pipeline LLC:
3.6% 5/15/25 (d)		1,925,000	1,934,625
4.8% 5/15/30 (d)		100,000	99,750
4.95% 7/15/29 (d)		1,195,000	1,226,094
6.875% 4/15/40 (d)		835,000	898,669
7.5% 7/15/38 (d)		2,800,000	3,108,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		3,360,000	3,338,294
5.5% 2/15/26		2,383,000	2,455,443
5.875% 3/15/28		265,000	278,250
6% 4/15/27		2,535,000	2,649,075
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 9/15/24 (d)		2,258,000	2,302,505
5.5% 1/15/28 (d)		2,393,000	2,410,948
6% 3/1/27 (d)		7,650,000	7,827,824
6% 12/31/30 (d)		5,885,000	6,002,700
7.5% 10/1/25 (d)		1,875,000	2,047,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		5,140,000	5,096,773
4.875% 2/1/31 (d)		8,604,000	8,991,180
5% 1/15/28		250,000	261,248
5.375% 2/1/27		3,800,000	3,952,000
5.5% 3/1/30		967,000	1,044,747
5.875% 4/15/26		2,715,000	2,843,963
6.5% 7/15/27		1,585,000	1,717,744
6.875% 1/15/29		3,680,000	4,085,002
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		2,430,000	2,460,375
Western Gas Partners LP:
3.95% 6/1/25		400,000	415,000
4.35% 2/1/25		2,535,000	2,642,738
4.65% 7/1/26		380,000	405,186
5.3% 2/1/30		5,650,000	6,229,125
5.45% 4/1/44		75,000	77,561
5.5% 8/15/48		1,025,000	1,060,721
6.5% 2/1/50		1,350,000	1,501,875
WPX Energy, Inc.:
5.25% 10/15/27		813,000	870,073
5.75% 6/1/26		2,159,000	2,252,269
			425,983,692
TOTAL ENERGY			450,060,493
FINANCIALS - 2.0%
Capital Markets - 0.1%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,610,000	1,597,925
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		800,000	797,272
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp. 3.875% 2/15/26 (d)		1,130,000	1,167,722
LPL Holdings, Inc. 4% 3/15/29 (d)		4,600,000	4,571,250
MidCap Financial Issuer Trust 6.5% 5/1/28 (d)		2,110,000	2,207,134
MSCI, Inc. 4% 11/15/29 (d)		875,000	907,524
			11,248,827
Consumer Finance - 0.6%
Ford Motor Credit Co. LLC:
4% 11/13/30		1,000,000	1,019,940
5.125% 6/16/25		3,370,000	3,688,044
goeasy Ltd.:
4.375% 5/1/26 (d)		1,075,000	1,088,438
5.375% 12/1/24 (d)		700,000	723,625
Navient Corp.:
4.875% 3/15/28		1,680,000	1,663,200
5% 3/15/27		3,230,000	3,286,525
6.125% 3/25/24		2,435,000	2,605,450
6.75% 6/25/25		1,255,000	1,378,931
6.75% 6/15/26		700,000	770,875
7.25% 1/25/22		220,000	227,975
7.25% 9/25/23		1,215,000	1,331,944
Onemain Finance Corp.:
4% 9/15/30		875,000	846,738
5.375% 11/15/29		2,865,000	3,047,644
6.125% 3/15/24		1,395,000	1,503,113
6.625% 1/15/28		3,701,000	4,199,895
6.875% 3/15/25		3,671,000	4,148,230
7.125% 3/15/26		5,714,000	6,649,668
8.875% 6/1/25		2,895,000	3,188,119
SLM Corp. 4.2% 10/29/25		700,000	742,000
			42,110,354
Diversified Financial Services - 0.6%
Cabot Financial SA (Luxembourg):
7.5% 10/1/23 (d)	GBP	253,599	366,643
7.5% 10/1/23 (Reg. S)	GBP	110,260	159,410
Cosan Luxembourg SA 7% 1/20/27 (d)		1,315,000	1,398,667
Fairstone Financial, Inc. 7.875% 7/15/24 (d)		1,550,000	1,612,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		2,225,000	2,183,281
5.25% 5/15/27		6,706,000	6,873,650
5.25% 5/15/27 (d)		3,555,000	3,643,875
6.25% 5/15/26		7,760,000	8,203,251
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		2,600,000	2,755,740
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		365,000	381,243
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (d)		2,985,000	2,935,807
9.5% 7/1/25 (d)		825,000	926,063
Verscend Escrow Corp. 9.75% 8/15/26 (d)		8,360,000	8,861,600
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,587,000	2,505,380
			42,806,610
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (d)		1,045,000	1,020,537
7% 11/15/25 (d)		1,160,000	1,183,200
10.125% 8/1/26 (d)		2,485,000	2,795,625
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		354,000	353,597
6.75% 10/15/27 (d)		10,949,000	11,304,843
AmWINS Group, Inc. 7.75% 7/1/26 (d)		3,835,000	4,070,411
Genworth Mortgage Holdings, Inc. 6.5% 8/15/25 (d)		1,565,000	1,698,025
GTCR AP Finance, Inc. 8% 5/15/27 (d)		1,035,000	1,104,863
HUB International Ltd. 7% 5/1/26 (d)		3,825,000	3,970,350
USI, Inc. 6.875% 5/1/25 (d)		2,110,000	2,141,650
			29,643,101
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5.5% 11/1/23 (d)		1,425,000	1,490,906
Thrifts & Mortgage Finance - 0.3%
Freedom Mortgage Corp. 7.625% 5/1/26 (d)		1,575,000	1,641,938
Home Point Capital, Inc. 5% 2/1/26 (d)		2,555,000	2,463,276
LD Holdings Group LLC 6.125% 4/1/28 (d)		925,000	913,438
MGIC Investment Corp. 5.25% 8/15/28		355,000	375,519
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (d)		2,275,000	2,195,375
5.5% 8/15/28 (d)		3,030,000	2,999,700
6% 1/15/27 (d)		2,662,000	2,745,188
Pennymac Financial Services, Inc.:
4.25% 2/15/29 (d)		2,725,000	2,643,250
5.375% 10/15/25 (d)		2,210,000	2,320,500
Quicken Loans LLC 5.25% 1/15/28 (d)		3,735,000	3,905,391
			22,203,575
TOTAL FINANCIALS			149,503,373
HEALTH CARE - 3.1%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		47,000	46,187
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC:
4.625% 8/1/29 (d)		3,063,000	3,005,354
6.125% 8/1/28 (d)		785,000	825,231
Avantor Funding, Inc. 4.625% 7/15/28 (d)		4,500,000	4,683,645
Hologic, Inc.:
3.25% 2/15/29 (d)		1,985,000	1,935,375
4.625% 2/1/28 (d)		185,000	192,313
Teleflex, Inc. 4.25% 6/1/28 (d)		295,000	304,219
			10,946,137
Health Care Providers & Services - 1.9%
AMN Healthcare:
4% 4/15/29 (d)		2,522,000	2,522,000
4.625% 10/1/27 (d)		2,065,000	2,137,275
Centene Corp.:
3.375% 2/15/30		2,145,000	2,166,450
4.25% 12/15/27		3,045,000	3,197,250
4.625% 12/15/29		1,400,000	1,511,202
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,465,000	2,416,957
5.625% 3/15/27 (d)		2,670,000	2,796,825
6% 1/15/29 (d)		2,260,000	2,364,785
6.125% 4/1/30 (d)		1,985,000	1,976,564
6.875% 4/15/29 (d)		2,345,000	2,393,682
8% 3/15/26 (d)		3,080,000	3,296,740
8% 12/15/27 (d)		2,945,000	3,228,456
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		5,395,000	5,172,456
4.625% 6/1/30 (d)		12,045,000	12,284,575
HCA Holdings, Inc.:
3.5% 9/1/30		4,075,000	4,187,878
5.375% 2/1/25		977,000	1,093,019
5.625% 9/1/28		275,000	319,688
5.875% 2/15/26		875,000	999,688
5.875% 2/1/29		2,030,000	2,382,713
7.05% 12/1/27		515,000	620,575
LifePoint Health, Inc.:
4.375% 2/15/27 (d)		624,000	621,660
6.75% 4/15/25 (d)		3,260,000	3,447,450
MEDNAX, Inc. 6.25% 1/15/27 (d)		2,525,000	2,672,899
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		955,000	972,906
4.375% 6/15/28 (d)		840,000	866,250
Owens & Minor, Inc. 4.5% 3/31/29 (d)		700,000	705,159
Prime Healthcare Services 7.25% 11/1/25 (d)		3,050,000	3,259,688
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,710,000	2,970,838
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		7,413,000	7,987,508
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		875,000	852,031
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		4,255,000	4,393,288
Sabra Health Care LP 5.125% 8/15/26		725,000	814,906
Select Medical Corp. 6.25% 8/15/26 (d)		770,000	811,873
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		1,375,000	1,397,344
10% 4/15/27 (d)		1,175,000	1,283,688
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)(f)		6,075,000	6,072,752
4.625% 7/15/24		3,372,000	3,420,557
4.625% 6/15/28 (d)		3,089,000	3,150,780
4.875% 1/1/26 (d)		2,020,000	2,085,650
5.125% 11/1/27 (d)		2,000,000	2,087,540
6.125% 10/1/28 (d)		17,515,000	18,330,323
6.25% 2/1/27 (d)		6,600,000	6,880,500
6.875% 11/15/31		1,420,000	1,588,625
7.5% 4/1/25 (d)		2,150,000	2,305,053
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		820,000	853,522
Vizient, Inc. 6.25% 5/15/27 (d)		125,000	132,188
			137,033,756
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		1,425,000	1,492,118
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		800,000	797,000
4.25% 5/1/28 (d)		145,000	148,806
			945,806
Pharmaceuticals - 1.1%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)(f)		4,485,000	4,521,351
5% 1/30/28 (d)		6,420,000	6,018,750
5% 2/15/29 (d)		1,490,000	1,367,075
5.25% 1/30/30 (d)		3,792,000	3,493,380
5.25% 2/15/31 (d)		1,600,000	1,464,000
6.25% 2/15/29 (d)		11,853,000	11,586,308
7% 3/15/24 (d)		2,788,000	2,846,269
7% 1/15/28 (d)		7,025,000	7,197,183
7.25% 5/30/29 (d)		3,885,000	4,011,263
9% 12/15/25 (d)		2,500,000	2,677,250
Catalent Pharma Solutions 3.125% 2/15/29 (d)		675,000	649,553
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/29 (d)		1,200,000	1,183,500
Jazz Securities DAC 4.375% 1/15/29 (d)		2,650,000	2,725,472
Organon Finance 1 LLC:
4.125% 4/30/28 (d)		2,345,000	2,368,450
5.125% 4/30/31 (d)		5,375,000	5,515,449
Teva Pharmaceutical Finance LLC 6.15% 2/1/36		995,000	1,061,864
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24		390,000	411,973
6.75% 3/1/28		1,500,000	1,628,550
7.125% 1/31/25		2,850,000	3,110,091
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (d)		10,489,000	11,236,341
9.25% 4/1/26 (d)		2,385,000	2,575,800
			77,649,872
TOTAL HEALTH CARE			228,113,876
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.5%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (d)		3,000,000	3,007,500
5.375% 5/1/26 (d)		2,530,000	2,597,994
Bombardier, Inc.:
7.5% 12/1/24 (d)		5,320,000	5,454,117
7.5% 3/15/25 (d)		17,605,000	17,737,038
7.875% 4/15/27 (d)		12,275,000	12,459,125
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		3,000,000	3,015,000
5.375% 7/15/26 (d)		1,925,000	1,983,905
DAE Funding LLC 5% 8/1/24 (d)		1,340,000	1,374,907
Howmet Aerospace, Inc.:
5.95% 2/1/37		105,000	121,800
6.75% 1/15/28		125,000	149,219
Moog, Inc. 4.25% 12/15/27 (d)		4,217,000	4,322,425
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		2,325,000	2,487,750
The Boeing Co.:
5.15% 5/1/30		5,280,000	6,180,500
5.805% 5/1/50		5,785,000	7,440,342
5.93% 5/1/60		1,900,000	2,470,078
TransDigm, Inc.:
4.625% 1/15/29 (d)		5,340,000	5,273,250
5.5% 11/15/27		13,884,000	14,369,940
6.25% 3/15/26 (d)		7,060,000	7,441,805
7.5% 3/15/27		3,295,000	3,514,447
8% 12/15/25 (d)		5,165,000	5,586,516
			106,987,658
Air Freight & Logistics - 0.1%
XPO Logistics, Inc.:
6.125% 9/1/23 (d)		500,000	505,625
6.25% 5/1/25 (d)		3,310,000	3,539,449
			4,045,074
Airlines - 0.3%
American Airlines, Inc. 11.75% 7/15/25 (d)		2,805,000	3,522,884
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (d)		3,385,000	3,562,713
5.75% 4/20/29 (d)		5,795,000	6,216,470
Delta Air Lines, Inc.:
7% 5/1/25 (d)		1,055,000	1,226,785
7.375% 1/15/26		1,450,000	1,707,306
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		240,000	259,140
4.75% 10/20/28 (d)		1,030,000	1,125,009
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		1,815,000	1,928,438
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,430,000	1,569,854
United Airlines, Inc.:
4.375% 4/15/26 (d)		2,600,000	2,694,250
4.625% 4/15/29 (d)		2,095,000	2,164,439
			25,977,288
Building Products - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		4,950,000	5,158,890
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		1,500,000	1,601,250
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		245,000	253,367
Forterra Finance LLC/FRTA Finance Corp. 6.5% 7/15/25 (d)		905,000	975,138
Griffon Corp. 5.75% 3/1/28		3,400,000	3,587,000
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)		450,000	452,813
Jeld-Wen, Inc.:
4.625% 12/15/25 (d)		450,000	457,875
4.875% 12/15/27 (d)		1,276,000	1,317,470
Masonite International Corp. 5.375% 2/1/28 (d)		650,000	687,375
New Enterprise Stone & Lime Co., Inc. 6.25% 3/15/26 (d)		1,055,000	1,086,650
PGT Innovations, Inc. 6.75% 8/1/26 (d)		920,000	971,750
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28 (d)		2,425,000	2,431,063
Standard Industries, Inc.:
3.375% 1/15/31 (d)		950,000	901,156
4.375% 7/15/30 (d)		3,745,000	3,785,783
4.75% 1/15/28 (d)		2,856,000	2,968,469
5% 2/15/27 (d)		180,000	186,329
			26,822,378
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 4.25% 3/15/29 (d)		2,200,000	2,167,000
ADT Corp. 4.875% 7/15/32 (d)		47,000	48,528
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)		3,230,000	3,275,608
6.625% 7/15/26 (d)		4,259,000	4,514,796
9.75% 7/15/27 (d)		3,310,000	3,649,275
APX Group, Inc. 6.75% 2/15/27 (d)		1,460,000	1,547,863
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		2,815,000	2,817,871
4.625% 6/1/28 (d)		3,860,000	3,837,612
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		5,369,000	5,489,803
Celestial-Saturn Merger Sub, Inc. 4.5% 5/1/28 (d)		1,250,000	1,233,050
Core & Main Holdings LP 8.625% 9/15/24 pay-in-kind (d)		2,625,000	2,672,880
CoreCivic, Inc. 8.25% 4/15/26		550,000	536,580
GFL Environmental, Inc. 8.5% 5/1/27 (d)		865,000	947,175
Intrado Corp. 8.5% 10/15/25 (d)		6,135,000	6,088,988
IPD BV 5.5% 12/1/25 (d)	EUR	245,000	309,969
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		3,390,000	3,390,000
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,635,000	3,762,225
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		225,000	231,188
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,595,000	2,598,763
4.75% 7/15/31 (d)		1,275,000	1,273,470
5.625% 10/1/28 (d)		4,599,000	4,863,443
5.875% 10/1/30 (d)		3,464,000	3,741,120
PowerTeam Services LLC 9.033% 12/4/25 (d)		2,385,000	2,629,463
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)		47,000	45,108
5.75% 4/15/26 (d)		1,137,000	1,243,594
6.25% 1/15/28 (d)		1,845,000	1,908,653
Stericycle, Inc. 3.875% 1/15/29 (d)		1,815,000	1,810,463
The Brink's Co.:
4.625% 10/15/27 (d)		850,000	871,250
5.5% 7/15/25 (d)		1,130,000	1,201,303
			68,707,041
Construction & Engineering - 0.2%
Amsted Industries, Inc.:
4.625% 5/15/30 (d)		1,490,000	1,501,175
5.625% 7/1/27 (d)		1,605,000	1,687,474
Cloud Crane LLC 10.125% 8/1/24 (d)		4,720,000	4,897,000
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		700,000	713,125
Pike Corp. 5.5% 9/1/28 (d)		6,964,000	7,105,578
SRS Distribution, Inc.:
4.625% 7/1/28 (d)(f)		895,000	903,234
6.125% 7/1/29 (d)(f)		355,000	362,100
			17,169,686
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		2,180,000	2,183,924
Wesco Distribution, Inc.:
7.125% 6/15/25 (d)		2,575,000	2,780,858
7.25% 6/15/28 (d)		1,015,000	1,125,381
			6,090,163
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (d)		1,015,000	992,163
Machinery - 0.4%
Colfax Corp. 6.375% 2/15/26 (d)		409,000	430,158
Hillenbrand, Inc.:
3.75% 3/1/31		380,000	376,200
5% 9/15/26 (g)		25,000	27,625
5.75% 6/15/25		155,000	166,148
Meritor, Inc. 6.25% 6/1/25 (d)		735,000	780,019
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,090,000	2,131,800
Navistar International Corp.:
6.625% 11/1/25 (d)		2,175,000	2,249,168
9.5% 5/1/25 (d)		4,215,000	4,556,837
Terex Corp. 5% 5/15/29 (d)		1,475,000	1,534,000
Titan International, Inc. 7% 4/30/28 (d)		850,000	885,870
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,285,000	3,535,843
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		10,415,000	10,831,600
			27,505,268
Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (d)		660,000	686,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		2,275,000	2,276,519
Dun & Bradstreet Corp.:
6.875% 8/15/26 (d)		4,339,000	4,626,459
10.25% 2/15/27 (d)		2,675,000	2,952,531
Science Applications International Corp. 4.875% 4/1/28(d)		2,320,000	2,410,619
TriNet Group, Inc. 3.5% 3/1/29 (d)		1,780,000	1,731,050
			14,683,578
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28 (d)		1,475,000	1,519,250
5.75% 7/15/27 (d)		430,000	450,425
5.75% 7/15/27 (d)		1,125,000	1,178,438
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		540,000	582,930
7.5% 9/15/27 (d)		3,635,000	3,980,325
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		1,595,000	1,686,713
			9,398,081
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		1,000,000	1,027,500
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		500,000	518,993
Foundation Building Materials, Inc. 6% 3/1/29 (d)		1,625,000	1,593,150
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		6,685,000	6,465,598
United Rentals North America, Inc.:
3.875% 2/15/31		4,200,000	4,221,000
4% 7/15/30		3,350,000	3,412,746
4.875% 1/15/28		4,310,000	4,552,653
5.25% 1/15/30		2,400,000	2,619,156
			24,410,796
TOTAL INDUSTRIALS			332,789,174
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
Commscope Technologies LLC 6% 6/15/25(d)		1,040,000	1,061,112
CommScope, Inc.:
5.5% 3/1/24 (d)		1,000,000	1,028,700
6% 3/1/26 (d)		2,823,000	2,965,562
7.125% 7/1/28 (d)		900,000	962,901
8.25% 3/1/27 (d)		530,000	565,775
Hughes Satellite Systems Corp.:
6.625% 8/1/26		3,210,000	3,559,088
7.625% 6/15/21		75,000	75,165
SSL Robotics LLC 9.75% 12/31/23 (d)		1,581,000	1,745,029
ViaSat, Inc.:
5.625% 9/15/25 (d)		2,625,000	2,682,750
5.625% 4/15/27 (d)		1,155,000	1,207,899
6.5% 7/15/28 (d)		355,000	375,945
			16,229,926
Electronic Equipment & Components - 0.1%
Brightstar Escrow Corp. 9.75% 10/15/25 (d)		2,085,000	2,262,225
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		1,400,000	1,366,750
TTM Technologies, Inc. 4% 3/1/29 (d)		4,840,000	4,785,550
			8,414,525
IT Services - 1.0%
Acuris Finance U.S. 5% 5/1/28 (d)		4,185,000	4,185,000
Ahead DB Holdings LLC 6.625% 5/1/28 (d)		300,000	303,750
Alliance Data Systems Corp. 4.75% 12/15/24 (d)		1,775,000	1,828,250
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		3,110,000	3,055,575
6.125% 12/1/28 (d)		3,910,000	3,997,975
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		9,062,000	9,594,393
CDW LLC/CDW Finance Corp. 3.25% 2/15/29		1,605,000	1,629,878
Everi Payments, Inc. 7.5% 12/15/25 (d)		3,552,000	3,676,320
Gartner, Inc.:
3.75% 10/1/30 (d)		1,620,000	1,626,156
4.5% 7/1/28 (d)		1,285,000	1,352,463
GCI LLC 4.75% 10/15/28 (d)		850,000	867,000
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		1,075,000	1,036,064
5.25% 12/1/27 (d)		735,000	768,075
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		390,000	385,932
10.75% 6/1/28 (d)		2,286,000	2,560,320
Presidio Holdings, Inc.:
4.875% 2/1/27 (d)		660,000	678,150
8.25% 2/1/28 (d)		865,000	943,395
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		1,100,000	1,059,344
5.375% 12/1/28 (d)		14,495,000	14,626,905
RP Crown Parent, LLC 7.375% 10/15/24 (d)		600,000	611,310
Sabre GLBL, Inc.:
7.375% 9/1/25 (d)		660,000	711,150
9.25% 4/15/25 (d)		820,000	959,400
Tempo Acquisition LLC:
5.75% 6/1/25 (d)		1,505,000	1,589,656
6.75% 6/1/25 (d)		10,405,000	10,593,331
Twilio, Inc. 3.875% 3/15/31		880,000	894,177
			69,533,969
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 4.25% 9/1/25 (d)		4,873,000	5,119,023
ON Semiconductor Corp. 3.875% 9/1/28 (d)		885,000	898,275
			6,017,298
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (d)		3,910,000	3,983,313
6.875% 8/1/25 (d)		665,000	677,469
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,880,000	6,768,200
Boxer Parent Co., Inc.:
6.5% 10/2/25 (d)	EUR	210,000	272,534
7.125% 10/2/25 (d)		3,605,000	3,866,723
9.125% 3/1/26 (d)		415,000	436,385
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25% 1/31/26 (d)		3,325,000	3,474,160
CDK Global, Inc. 5.25% 5/15/29 (d)		1,595,000	1,720,782
Crowdstrike Holdings, Inc. 3% 2/15/29		1,295,000	1,270,719
Fair Isaac Corp. 5.25% 5/15/26 (d)		1,225,000	1,372,000
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		3,905,000	3,960,061
LogMeIn, Inc. 5.5% 9/1/27 (d)		650,000	669,448
NortonLifeLock, Inc. 5% 4/15/25 (d)		1,300,000	1,313,910
Open Text Corp.:
3.875% 2/15/28 (d)		875,000	874,764
5.875% 6/1/26 (d)		1,000,000	1,028,790
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,904,000	3,918,640
Rocket Software, Inc. 6.5% 2/15/29 (d)		975,000	948,188
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)		3,615,000	3,709,930
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		1,380,000	1,461,558
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 9/1/25 (d)		1,285,000	1,329,975
10.5% 2/1/24 (d)		1,810,000	1,855,250
			44,912,799
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5% 10/1/28 (d)		675,000	693,563
5.125% 4/15/29 (d)		1,725,000	1,769,678
5.25% 10/1/30 (d)		2,755,000	2,857,458
8.125% 4/15/25 (d)		175,000	190,750
			5,511,449
TOTAL INFORMATION TECHNOLOGY			150,619,966
MATERIALS - 3.8%
Chemicals - 1.5%
Avient Corp. 5.75% 5/15/25 (d)		100,000	105,750
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		1,095,000	1,056,675
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		1,175,000	1,230,813
CF Industries Holdings, Inc.:
4.95% 6/1/43		1,697,000	1,920,156
5.15% 3/15/34		792,000	934,322
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(g)(i)		2,025,000	2,000,007
6.5% 5/15/26 (d)		3,205,000	3,221,025
6.875% 6/15/25 (d)		715,000	719,269
Cornerstone Chemical Co. 6.75% 8/15/24 (d)		2,050,000	1,899,079
CVR Partners LP 9.25% 6/15/23 (d)		2,930,000	2,922,675
Element Solutions, Inc. 3.875% 9/1/28 (d)		47,000	47,136
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		1,635,000	1,673,096
Hexion, Inc. 7.875% 7/15/27 (d)		1,550,000	1,670,319
Ingevity Corp. 3.875% 11/1/28 (d)		375,000	370,313
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25% 5/15/26 (d)	EUR	360,000	450,526
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,450,000	3,506,063
7% 12/31/27 (d)		2,160,000	2,197,800
Methanex Corp.:
5.125% 10/15/27		3,936,000	4,113,120
5.25% 12/15/29		1,483,000	1,556,231
5.65% 12/1/44		3,012,000	3,053,114
Neon Holdings, Inc. 10.125% 4/1/26 (d)		1,535,000	1,676,988
Nouryon Holding BV 8% 10/1/26 (d)		2,845,000	3,005,031
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		1,340,000	1,343,430
4.875% 6/1/24 (d)		800,000	838,624
5.25% 6/1/27 (d)		4,100,000	4,387,000
OCI NV 4.625% 10/15/25 (d)		1,240,000	1,291,113
Olin Corp.:
5% 2/1/30		1,850,000	1,961,000
5.625% 8/1/29		844,000	918,053
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		2,075,000	2,132,063
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		1,600,000	1,588,000
6.625% 5/1/29 (d)		1,570,000	1,558,225
The Chemours Co. LLC:
5.375% 5/15/27		7,852,000	8,442,470
5.75% 11/15/28 (d)		10,520,000	11,244,407
7% 5/15/25		2,744,000	2,819,872
The Scotts Miracle-Gro Co.:
4% 4/1/31 (d)		1,275,000	1,258,782
4.5% 10/15/29		1,555,000	1,619,222
TPC Group, Inc.:
10.5% 8/1/24 (d)		4,960,000	4,644,395
10.875% 8/1/24 (d)		911,763	957,351
Tronox, Inc.:
4.625% 3/15/29 (d)		4,040,000	4,138,172
6.5% 5/1/25 (d)		5,100,000	5,425,125
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		1,510,000	1,583,613
Valvoline, Inc.:
3.625% 6/15/31 (d)		750,000	728,985
4.25% 2/15/30 (d)		5,754,000	5,869,080
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,891,000	3,042,778
			107,121,268
Construction Materials - 0.2%
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	219,163
Smyrna Ready Mix LLC 6% 11/1/28 (d)		850,000	885,683
SRM Escrow Issuer LLC 6% 11/1/28 (d)		3,100,000	3,230,138
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (d)		2,230,000	2,352,650
6.5% 3/15/27 (d)		2,375,000	2,505,625
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		2,750,000	2,811,875
6.375% 6/1/24		964,000	984,003
White Cap Buyer LLC 6.875% 10/15/28 (d)		1,420,000	1,494,550
			14,483,687
Containers & Packaging - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		3,805,000	3,971,659
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)		5,335,000	5,254,975
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		605,000	619,369
5.25% 4/30/25 (d)		440,000	461,450
5.25% 8/15/27 (d)		3,034,000	3,060,548
5.25% 8/15/27 (d)		3,140,000	3,170,458
6% 2/15/25 (d)		623,000	641,815
BWAY Holding Co.:
7.25% 4/15/25 (d)		1,720,000	1,692,050
8.5% 4/15/24 (d)		400,000	413,000
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		3,884,000	3,911,809
7.875% 7/15/26 (d)		5,174,000	5,377,959
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		320,000	341,440
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(g)		1,016,000	1,038,860
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		1,187,000	1,225,578
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)(f)		1,905,000	1,924,050
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25 (d)		650,000	720,688
6.625% 5/13/27 (d)		1,775,000	1,928,094
Pactiv LLC:
7.95% 12/15/25		690,000	765,900
8.375% 4/15/27		175,000	200,375
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		6,664,000	6,947,220
8.5% 8/15/27 (d)		3,547,000	3,811,642
			47,478,939
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
5.5% 12/15/27 (d)		1,340,000	1,452,131
6.125% 5/15/28 (d)		940,000	1,023,425
7% 9/30/26 (d)		2,010,000	2,105,475
Allegheny Technologies, Inc.:
5.875% 12/1/27		8,275,000	8,761,156
7.875% 8/15/23		440,000	485,289
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		525,000	560,600
6.125% 2/15/28 (d)		1,550,000	1,649,774
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		4,845,000	5,244,713
Cleveland-Cliffs, Inc. 9.875% 10/17/25 (d)		453,000	530,035
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		690,000	740,025
Constellium NV:
3.75% 4/15/29 (d)		975,000	946,969
5.625% 6/15/28 (d)		500,000	530,000
5.75% 5/15/24 (d)		2,900,000	2,931,900
5.875% 2/15/26 (d)		1,500,000	1,539,990
Eldorado Gold Corp. 9.5% 6/1/24 (d)		2,864,000	3,117,464
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,185,000	2,235,528
6.875% 3/1/26 (d)		2,545,000	2,658,412
6.875% 10/15/27 (d)		4,470,000	4,877,888
7.25% 4/1/23 (d)		8,950,000	9,129,000
7.5% 4/1/25 (d)		1,081,000	1,121,065
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		2,180,000	2,277,664
4.5% 9/15/27 (d)		20,000	21,717
5.125% 5/15/24 (d)		1,260,000	1,374,055
Freeport-McMoRan, Inc.:
4.375% 8/1/28		1,175,000	1,240,207
4.55% 11/14/24		2,500,000	2,709,725
4.625% 8/1/30		1,195,000	1,311,513
5% 9/1/27		570,000	601,350
5.25% 9/1/29		585,000	650,315
5.4% 11/14/34		2,215,000	2,625,473
5.45% 3/15/43		2,840,000	3,429,300
Hecla Mining Co. 7.25% 2/15/28		4,830,000	5,300,925
HudBay Minerals, Inc.:
4.5% 4/1/26 (d)		2,205,000	2,182,950
6.125% 4/1/29 (d)		3,619,000	3,781,855
IAMGOLD Corp. 5.75% 10/15/28 (d)		2,550,000	2,666,344
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		1,395,000	1,542,870
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		2,075,000	2,109,445
4.625% 3/1/28 (d)		4,239,000	4,330,562
New Gold, Inc.:
6.375% 5/15/25 (d)		1,623,000	1,671,690
7.5% 7/15/27 (d)		4,195,000	4,572,550
Novelis Corp.:
4.75% 1/30/30 (d)		2,785,000	2,924,250
5.875% 9/30/26 (d)		3,589,000	3,742,609
TMS International Corp. 6.25% 4/15/29 (d)		675,000	702,000
United States Steel Corp. 6.875% 3/1/29		3,540,000	3,708,610
			107,118,818
Paper & Forest Products - 0.0%
Mercer International, Inc.:
5.125% 2/1/29 (d)		870,000	896,100
5.5% 1/15/26		160,000	164,400
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,065,000	2,077,906
			3,138,406
TOTAL MATERIALS			279,341,118
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,170,000	1,199,250
ESH Hospitality, Inc.:
4.625% 10/1/27 (d)		1,025,000	1,083,938
5.25% 5/1/25 (d)		4,500,000	4,584,375
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29 (d)		950,000	961,011
4.5% 1/15/28		2,400,000	2,515,800
4.625% 6/15/25 (d)		140,000	148,400
5.75% 2/1/27		660,000	730,745
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		375,000	377,919
4.625% 8/1/29		300,000	318,000
5% 10/15/27		5,689,000	5,987,673
Park Intermediate Holdings LLC:
4.875% 5/15/29 (d)		1,005,000	1,040,577
5.875% 10/1/28 (d)		2,265,000	2,417,888
7.5% 6/1/25 (d)		5,834,000	6,310,288
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29 (d)		650,000	646,750
4.75% 10/15/27		480,000	487,565
SBA Communications Corp.:
3.125% 2/1/29 (d)		950,000	912,000
4.875% 9/1/24		1,425,000	1,454,398
Senior Housing Properties Trust:
4.375% 3/1/31		925,000	869,500
4.75% 5/1/24		1,375,000	1,389,630
4.75% 2/15/28		800,000	772,000
9.75% 6/15/25		3,955,000	4,395,073
Service Properties Trust:
4.375% 2/15/30		475,000	427,500
4.95% 2/15/27		1,100,000	1,053,250
4.95% 10/1/29		1,015,000	946,488
5.5% 12/15/27		945,000	972,560
The GEO Group, Inc. 6% 4/15/26		650,000	390,757
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		4,880,000	4,836,129
6.5% 2/15/29 (d)		11,855,000	11,736,450
Uniti Group, Inc.:
7.125% 12/15/24 (d)		5,050,000	5,201,500
7.875% 2/15/25 (d)		15,830,000	16,957,888
VICI Properties, Inc.:
4.125% 8/15/30 (d)		1,850,000	1,878,490
4.25% 12/1/26 (d)		575,000	591,531
4.625% 12/1/29 (d)		3,296,000	3,428,994
XHR LP 4.875% 6/1/29 (d)		505,000	513,232
			87,537,549
Real Estate Management & Development - 0.7%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		3,765,000	4,056,788
Five Point Operation Co. LP 7.875% 11/15/25 (d)		4,269,000	4,499,868
Forestar Group, Inc.:
3.85% 5/15/26 (d)		1,850,000	1,861,563
5% 3/1/28 (d)		1,677,000	1,739,888
Greystar Real Estate Partners 5.75% 12/1/25 (d)		2,771,000	2,840,275
Howard Hughes Corp.:
4.125% 2/1/29 (d)		3,540,000	3,517,450
4.375% 2/1/31 (d)		3,080,000	3,053,050
5.375% 8/1/28 (d)		3,990,000	4,201,969
Hunt Companies, Inc. 5.25% 4/15/29 (d)		4,075,000	3,920,884
Mattamy Group Corp.:
4.625% 3/1/30 (d)		2,675,000	2,668,313
5.25% 12/15/27 (d)		2,050,000	2,137,125
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		2,200,000	2,298,494
7.625% 6/15/25 (d)		255,000	276,356
9.375% 4/1/27 (d)		975,000	1,082,855
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		3,758,000	4,021,060
5.75% 1/15/28 (d)		4,020,000	4,447,125
5.875% 6/15/27 (d)		1,125,000	1,263,533
6.625% 7/15/27 (d)		2,498,000	2,685,350
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		280,000	290,416
WeWork Companies, Inc. 7.875% 5/1/25 (d)		1,630,000	1,642,225
			52,504,587
TOTAL REAL ESTATE			140,042,136
UTILITIES - 1.7%
Electric Utilities - 1.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		2,825,000	2,733,188
4.75% 3/15/28 (d)		290,000	299,788
FirstEnergy Corp. 7.375% 11/15/31		600,000	799,128
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		1,020,000	1,080,690
4.25% 9/15/24 (d)		110,000	115,902
4.5% 9/15/27 (d)		1,025,000	1,114,790
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,805,000	3,669,865
3.625% 2/15/31 (d)		2,355,000	2,257,856
5.25% 6/15/29 (d)		3,972,000	4,170,600
5.75% 1/15/28		325,000	344,468
6.625% 1/15/27		5,890,000	6,112,583
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,243,668	1,330,724
Pacific Gas & Electric Co. 4.55% 7/1/30		2,865,000	3,013,785
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	224,950
PG&E Corp.:
5% 7/1/28		8,141,000	8,100,295
5.25% 7/1/30		13,675,000	13,828,844
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		6,455,000	6,488,695
5% 7/31/27 (d)		8,408,000	8,586,670
5.5% 9/1/26 (d)		3,295,000	3,401,897
5.625% 2/15/27 (d)		13,377,000	13,878,638
			81,553,356
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		2,675,000	2,939,156
5.625% 5/20/24		1,464,000	1,611,132
5.75% 5/20/27		2,655,000	2,947,050
5.875% 8/20/26		3,750,000	4,180,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		3,415,000	3,560,138
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,530,000	1,556,102
			16,793,703
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		625,000	628,125
Calpine Corp.:
4.5% 2/15/28 (d)		2,017,000	2,039,691
4.625% 2/1/29(d)		425,000	414,375
5% 2/1/31 (d)		5,675,000	5,504,183
5.125% 3/15/28 (d)		14,513,000	14,621,848
5.25% 6/1/26 (d)		396,000	407,595
TerraForm Global, Inc. 6.125% 3/1/26 (d)		1,180,000	1,215,400
TerraForm Power Operating LLC:
4.75% 1/15/30 (d)		55,000	56,225
5% 1/31/28 (d)		920,000	966,658
			25,854,100
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		825,000	863,156
TOTAL UTILITIES			125,064,315

TOTAL NONCONVERTIBLE BONDS			3,034,788,770

TOTAL CORPORATE BONDS
(Cost $2,961,383,291)			3,042,588,127

Municipal Securities - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 A, 5.25% 7/1/25		$640,000	$574,400
Series 2011, 5.5% 7/1/31		450,000	395,438
Series 2012 A, 5.25% 7/1/23		250,000	210,000
Series 2014 A, 8% 7/1/35		3,610,000	2,906,050
TOTAL MUNICIPAL SECURITIES
(Cost $4,010,981)			4,085,888
		Shares	Value

Common Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.0%
Liberty Broadband Corp. Class C (j)		5,000	$831,450
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.		16,000	2,263,200

TOTAL COMMUNICATION SERVICES			3,094,650

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Brands LLC warrants 12/30/25 (c)(j)		18,027	0
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)		29,131	436,965
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.		112,011	5,914,181
Chesapeake Energy Corp. (b)		644	32,303
Extraction Oil & Gas, Inc. (j)		40,857	2,006,896
Mesquite Energy, Inc. (c)		46,770	745,987
			8,699,367

TOTAL ENERGY			9,136,332

MATERIALS - 0.0%
Metals & Mining - 0.0%
Constellium NV (j)		90,000	1,607,400
UTILITIES - 0.1%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B (j)		23,547	4,591,665
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.		93,700	1,515,129
Multi-Utilities - 0.0%
Sempra Energy		5,000	677,450

TOTAL UTILITIES			6,784,244

TOTAL COMMON STOCKS
(Cost $14,784,944)			20,622,626

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Danaher Corp. Series B, 5.00%		1,525	2,169,923
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A, 6.25%		29,155	2,903,838

TOTAL HEALTH CARE			5,073,761

UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.:
6.125%		15,000	755,100
6.125%		58,350	2,909,331
NextEra Energy, Inc. 5.279%		58,200	2,793,600
Southern Co. 6.75%		33,100	1,714,911
			8,172,942
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,334,414)			13,246,703
		Principal Amount(a)	Value

Bank Loan Obligations - 2.7%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (g)(i)(k)		1,678,593	1,675,655
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (g)(i)(k)		3,218,380	3,225,429
			4,901,084
Media - 0.0%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (g)(i)(k)		620,000	443,883
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 5/1/26 (g)(i)(k)		740,625	732,449
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (g)(i)(k)		868,438	869,523
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (g)(i)(k)		1,439,074	1,434,584
			3,480,439
Wireless Telecommunication Services - 0.3%
CCI Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/17/27 (g)(i)(k)		1,005,000	1,006,256
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (g)(i)(k)		1,608,082	1,610,768
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (g)(i)(k)		5,965,000	6,052,805
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (g)(i)(k)		3,131,000	3,183,569
Tranche B-5, term loan 8.625% 1/2/24 (k)		1,549,000	1,573,892
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (g)(i)(k)		1,145,082	1,150,807
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8425% 6/10/27 (g)(i)(k)		4,320,111	4,325,511
			18,903,608

TOTAL COMMUNICATION SERVICES			27,285,131

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/30/26 (g)(i)(k)		409,981	407,804
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (g)(i)(k)		875,000	875,000
			1,282,804
Automobiles - 0.0%
Navistar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.43% 11/6/24 (g)(i)(k)		992,308	991,891
Hotels, Restaurants & Leisure - 0.2%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (g)(i)(k)		4,236,416	4,204,642
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (g)(i)(k)		5,207,241	5,163,657
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (g)(i)(k)		2,471,123	2,476,905
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 8/14/24 (g)(i)(k)		1,701,231	1,683,504
			13,528,708
Internet & Direct Marketing Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (g)(i)(k)		1,571,063	1,581,667
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (i)(k)(l)		485,455	484,445
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (g)(i)(k)		2,184,545	2,180,002
Mavis Tire Express Services TopCo LP 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/4/28 (i)(k)(l)		1,235,000	1,236,988
			3,901,435

TOTAL CONSUMER DISCRETIONARY			21,286,505

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (g)(i)(k)		1,115,000	1,103,293
Food Products - 0.0%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (g)(i)(k)		907,998	914,000

TOTAL CONSUMER STAPLES			2,017,293

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (i)(k)(l)		3,503,000	3,870,815
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (g)(i)(k)		5,966,170	5,893,085
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(i)(k)		370,301	366,413
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (g)(i)(k)		675,101	677,970
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (g)(i)(k)		1,670,000	1,652,465
3 month U.S. LIBOR + 4.250% 3/10/26 (i)(k)(l)		867,000	863,749
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(h)(i)(k)		864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(h)(i)(k)		373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (i)(k)(l)		765,000	740,245
Stonepeak Lonestar Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7178% 10/19/26 (g)(i)(k)		864,918	867,625
			14,932,367
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (g)(i)(k)		969,974	968,413
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (g)(i)(k)		259,151	258,739
			1,227,152
Insurance - 0.3%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(i)(k)		2,595,000	2,596,946
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 11/3/23 (g)(i)(k)		514,701	513,306
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3425% 1/31/28 (g)(i)(k)		7,288,677	7,364,625
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 12/23/26 (g)(i)(k)		2,299,238	2,287,029
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 7/31/27 (g)(i)(k)		2,225,000	2,213,875
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (g)(i)(k)		4,969,694	4,919,500
			19,895,281

TOTAL FINANCIALS			21,122,433

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (g)(i)(k)		220,000	220,000
Health Care Providers & Services - 0.2%
ADMI Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/23/27 (i)(k)(l)		1,340,000	1,329,736
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(i)(k)		7,765,000	7,768,883
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 11/16/25 (g)(i)(k)		1,397,609	1,396,938
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (g)(i)(k)		1,047,375	1,051,041
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (g)(i)(k)		402,955	400,521
			11,947,119
Pharmaceuticals - 0.0%
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (g)(i)(k)		560,000	562,302

TOTAL HEALTH CARE			12,729,421

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (g)(i)(k)		1,487,449	1,439,777
Airlines - 0.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (g)(i)(k)		3,550,000	3,656,500
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (g)(i)(k)		460,000	469,968
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (g)(i)(k)		3,420,000	3,647,430
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (g)(i)(k)		2,060,000	2,157,623
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (g)(i)(k)		5,535,000	5,583,431
			15,514,952
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (g)(i)(k)		970,000	972,066
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (g)(i)(k)		1,434,125	1,401,341
GFL Environmental, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7016% 5/31/25 (g)(i)(k)		403,842	404,573
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (g)(i)(k)		5,915,281	5,751,665
			8,529,645
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (g)(i)(k)		35,863	39,808
Machinery - 0.0%
Apex Tool Group, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8/21/24 (i)(k)(l)		2,835,435	2,837,789
Welbilt, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 10/23/25 (g)(i)(k)		150,000	148,313
			2,986,102
Professional Services - 0.1%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (c)(g)(k)		755,000	758,775
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/8/26 (i)(k)(l)		2,733,739	2,724,472
			3,483,247

TOTAL INDUSTRIALS			31,993,531

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (g)(i)(k)		698,250	698,962
Electronic Equipment & Components - 0.0%
Tiger Merger Sub Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/1/25 (i)(k)(l)		646,750	647,908
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(i)(k)		694,010	696,613
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 10/31/26 (g)(i)(k)		1,591,013	1,585,444
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.95% 5/31/25 (g)(i)(k)		4,112,570	3,344,054
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8605% 4/30/27 (g)(i)(k)		1,735,000	1,734,271
Peraton Corp.:
2LN, term loan 0% 2/1/29 (c)(g)(k)		550,000	558,250
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/1/28 (i)(k)(l)		1,010,705	1,011,686
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (g)(i)(k)		4,949,121	4,953,922
RP Crown Parent, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 10/12/23 (i)(k)(l)		498,821	497,574
Sabre GLBL, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/17/27 (g)(i)(k)		882,788	887,201
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (g)(i)(k)		2,721,291	2,725,264
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 8/27/25 (g)(i)(k)		994,898	995,077
			18,989,356
Software - 0.4%
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (g)(i)(k)		1,044,750	1,046,056
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 10/2/25 (g)(i)(k)		175,491	174,512
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (g)(i)(k)		25,000	25,663
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (g)(i)(k)		2,450,000	2,477,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (g)(i)(k)		1,428,830	1,409,826
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (g)(i)(k)		1,421,438	1,423,470
Informatica Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 2/14/27 (i)(k)(l)		519,750	516,502
7.125% 2/14/25 (k)		475,000	484,500
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 9/29/24 (g)(i)(k)		4,478,865	4,479,984
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (g)(i)(k)		1,550,000	1,542,405
RealPage, Inc. 2LN, term loan 3 month U.S. LIBOR + 0.000% 2/17/29 (i)(k)(l)		1,475,000	1,519,250
Renaissance Holding Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0925% 5/31/26 (g)(i)(k)		690,000	688,848
TIBCO Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 2/14/28 (i)(k)(l)		2,000,000	2,024,000
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/3/26 (i)(k)(l)		3,873,170	3,851,055
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(i)(k)		6,525,009	6,533,165
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(i)(k)		3,755,000	3,846,547
			32,043,346

TOTAL INFORMATION TECHNOLOGY			52,379,572

MATERIALS - 0.1%
Chemicals - 0.1%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (g)(i)(k)		1,338,523	1,335,177
PQ Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/7/27 (i)(k)(l)		1,139,785	1,138,120
Solenis International LP:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (i)(k)(l)		3,027,912	3,024,612
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 6/18/24 (i)(k)(l)		3,340,000	3,328,310
			8,826,219
Construction Materials - 0.0%
U.S. Concrete, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5/1/25 (i)(k)(l)		548,622	543,135

TOTAL MATERIALS			9,369,354

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (i)(k)(l)		987,341	952,784
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (g)(i)(k)		790,995	785,561
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (g)(i)(k)		582,075	582,442
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (i)(k)(l)		1,741,139	1,624,048
			2,992,051
TOTAL BANK LOAN OBLIGATIONS
(Cost $194,556,992)			197,060,442
		Shares	Value

Fixed-Income Funds - 53.9%
High Yield Fixed-Income Funds - 53.9%
Artisan High Income Fund Investor Shares		83,021,046	852,626,143
BlackRock High Yield Bond Portfolio Class K		113,664,840	891,132,240
Eaton Vance Income Fund of Boston Class A		50,122,416	279,683,081
Fidelity Capital & Income Fund (m)		67,437,483	760,694,806
MainStay High Yield Corporate Bond Fund Class A		105,201,132	594,386,394
Vanguard High-Yield Corporate Fund Admiral Shares		98,976,764	588,911,745
TOTAL HIGH YIELD FIXED-INCOME FUNDS
(Cost $3,711,362,014)			3,967,434,409
		Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (g)(n)		700,000	670,250
FINANCIALS - 0.1%
Banks - 0.1%
Banco Do Brasil SA 9% (Reg. S) (g)(n)		1,600,000	1,772,800
Citigroup, Inc. 3.875% (g)(n)		1,625,000	1,637,188
Itau Unibanco Holding SA 6.125% (d)(g)(n)		1,515,000	1,547,951
			4,957,939
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 3.5139% (g)(i)(n)		2,640,000	2,539,152
UTILITIES - 0.0%
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (g)(n)		795,000	832,763
TOTAL PREFERRED SECURITIES
(Cost $8,180,251)			9,000,104

U.S. Government and Government Agency Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/4/21 (Cost $499,785)(o)		500,000	499,957
		Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (p)		31,973,724	31,980,119
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (q)		51,627,978	51,627,978
TOTAL MONEY MARKET FUNDS
(Cost $83,607,953)			83,608,097
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,990,720,625)			7,338,146,353
NET OTHER ASSETS (LIABILITIES) - 0.2%(r)(s)			16,051,913
NET ASSETS - 100%			$7,354,198,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	252	Sept. 2021	$33,248,250	$37,849	$37,849
CBOT 2-Year U.S. Treasury Note Contracts (United States)	173	Sept. 2021	38,187,047	13,204	13,204
CBOT 5-Year U.S. Treasury Note Contracts (United States)	490	Sept. 2021	60,687,266	55,526	55,526
CBOT Long Term U.S. Treasury Bond Contracts (United States)	79	Sept. 2021	12,365,969	25,101	25,101
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	111	Sept. 2021	14,645,063	18,931	18,931
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	42	Sept. 2021	7,780,500	(50,240)	(50,240)
TOTAL FUTURES CONTRACTS					$100,371

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	658,898	EUR	540,231	Bank Of America NA	6/1/21	$113
USD	2,022,055	GBP	1,450,285	HSBC Bank USA	7/23/21	(36,222)
EUR	459,231	USD	560,956	Bank Of America NA	8/20/21	(80)
USD	703,193	EUR	578,177	Citibank NA	8/20/21	(2,956)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(39,145)
					Unrealized Appreciation	113
					Unrealized Depreciation	(39,258)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
American Airlines Group, Inc.	NR	Dec. 2021	Citibank, N.A.	5%	Quarterly	$1,265,000	$25,002	$(3,826)	$21,176
American Airlines Group, Inc.	NR	Jun. 2023	ICE	5%	Quarterly	349,000	13,405	0	13,405
CDX N.A. HY Series 35 5YR	NR	Dec. 2025	ICE	5%	Quarterly	25,550,000	541,769	0	541,769
Royal Caribbean Cruises Ltd.	NR	Dec. 2023	Citibank, N.A.	5%	Quarterly	860,000	59,539	20,570	80,109

TOTAL CREDIT DEFAULT SWAPS							$639,715	$16,744	$656,459

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,749,773 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,298,051,386 or 31.2% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $300,974.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

 (r) Includes $960,000 of cash collateral to cover margin requirements for futures contracts.

 (s) Includes $2,130,000 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$6,099
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$897,453

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,807
Total	$2,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$630,675,085	$127,645,549	$15,000,000	$5,605,188	$16,324	$17,357,848	$760,694,806
Total	$630,675,085	$127,645,549	$15,000,000	$5,605,188	$16,324	$17,357,848	$760,694,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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